Company financial information - Distributions paid and received and commitments and contingencies (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Distributions paid and received
Dividend paid to shareholders | $		$ 139		$ 132		$ 132
Ardagh Group S.A.
Distributions paid and received
Dividend received from subsidiary	€ 15		€ 89		€ 110
Dividend paid to shareholders	€ 122		118		€ 112
Commitments and contingencies
Commitments and contingencies			€ 0